DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments

	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2021	2020	2021	2020
Option contracts to hedge payroll
expenses INR	—	15,733	—	795
Option contracts to hedge lease obligations
expenses INR	—	901	—	46
Forward contracts to hedge payroll
expenses NIS	125,884	67,652	4,164	4,807
expenses INR	42,562	7,866	798	168
expenses PHP	705	1,623	(5)	3
Forward contracts to hedge lease obligations
expenses INR	1,451	451	30	10
	$170,602	$94,226	$4,987	$5,829

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2021 and 2020 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2021	2020
Derivative assets:
Foreign exchange option contracts	Prepaid expenses and other current assets	$—	$841
Foreign exchange forward contracts	Prepaid expenses and other current assets	4,992	4,988
Derivative liabilities:
Foreign exchange forward contracts	Accrued expenses and other liabilities	$(5)	$—

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2021, 2020 and 2019 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year Ended December 31,
	2021	2020	2019
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$4,993	$5,901	$2,108
Option contracts	31	(947)	3,387
	$5,024	$4,954	$5,495
Derivatives in foreign exchange cash flow hedging relationships for the years ended December 31, 2021, 2020 and 2019 is summarized below:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year Ended December 31,
	Statements of income line item	2021	2020	2019
Option contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	$(771)	$(490)	$320
Forward contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and financial expenses	(5,157)	(1,979)	(749)
		$(5,928)	$(2,469)	$(429)